Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities
Net income	$ 60,204,775	$ 30,102,527
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	33,727,184	25,807,664
Payment of drydocking costs	(5,116,513)	(1,954,597)
Amortization of share-based compensation	782,012	578,557
Amortization of deferred financing costs	2,130,049	1,432,742
Unrealized foreign exchange	(10,608)	(4,124)
Changes in operating assets and liabilities
Accounts receivable	5,639,318	(6,131,023)
Inventories	(22,487)	(4,792,472)
Accrued income and prepaid expenses and other current assets	(1,313,715)	(93,116)
Accounts payable, accrued interest and other liabilities	(2,273,288)	9,672,170
Net cash provided by operating activities	93,746,727	54,618,328
Cash flows from investing activities
Payment to acquire vessels	(648,314)	(386,854,041)
Payment for vessels under construction	(93,461,839)	(24,762,252)
Purchase of other property, plant and equipment	(112,849)	(80,038)
Release of short-term investment		10,000,000
Placement of short-term investment		(10,000,000)
Net cash used in investing activities	(94,223,002)	(411,696,331)
Cash flows from financing activities
Proceeds from secured term loan facilities	30,000,000	218,700,000
Direct financing costs of secured term loan facilities	(450,000)	(6,785,568)
Repayment of secured term loan facilities	(166,187,731)	(23,143,127)
Issuance costs of 9% senior unsecured bond		(113,645)
Proceeds from issuance of stock		75,000,000
Issuance costs of stock	(337,876)	(19,978)
Issuance costs of planned stock issue		(1,417,005)
Net cash provided / (used) by financing activities	(136,975,607)	262,220,677
Net decrease in cash and cash equivalents	(137,451,882)	(94,857,326)
Cash and cash equivalents at beginning of period	194,740,045	140,870,317
Cash and cash equivalents at end of period	57,288,163	46,012,991
Supplemental Information
Total interest paid during the year, net of amounts capitalized	19,183,544	14,259,742
Total tax paid during the year	$ 396,249	$ 97,470